1933 Act/Rule 497(j)


                                 August 31, 2005


VIA EDGAR

Securities Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix CA Tax-Exempt Bond Fund
         Registration No.002-83024

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on August 26, 2005.

                                            Very truly yours,


                                            /s/ Kevin J. Carr
                                            Kevin J. Carr